SIGNIFICANT ACCOUNTING POLICIES (Schedule of Share-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, Minimum	113.00%	116.00%	106.00%
Expected volatility, Maximum	125.00%	131.00%	123.00%
Risk-free interest, Minimum	1.62%	1.13%	1.01%
Risk-free interest, Maximum	2.27%	1.75%	1.33%
Expected life			6 years 3 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 6 months	4 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months	6 years 3 months